RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24.   RELATED PARTY TRANSACTIONS

a)Related parties *

Name of related parties	Relationship with the Company
Tuspark Innovation Venture Ltd. (“Tuspark Innovation”)	The controlling shareholder of the Company before April 13,2021
Ziguang Financial Leasing Co., Ltd. (“Ziguang Finance Leasing”) (1)	A company controlled by controlling shareholder of the Company before April 13, 2021
Beijing Huaqing Property Management Co., Ltd. (“Beijing Huaqing”) (1)	A company controlled by controlling shareholder of the Company before April 13, 2021
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of a subsidiary
Shanghai Puping Information Technology Co., Ltd. (“Shanghai Puping”) (2)	A company controlled by minority shareholder of the Company
Beijing Chengyishidai Network Engineering Technology Co., Ltd. (“CYSD”)(4)	Equity investee of the Company before October 16, 2023
Jingliang Interconnected Cloud Technology Co., Ltd. (“Jingliang Inter Cloud”)	Equity investee of the Company
Beijing New Internet Digital Technology Research Institution Limited (“BJ New Internet”)	Equity investee of the Company
Anhui Suzhou Century Broadband Data Technology Co., Ltd. (“SZ Century”) (3)	A company controlled by an equity investee of principal shareholder of the Company from December 1, 2021 to October 31, 2022
SH Edge Interchange	Equity investee of the Company since September 30, 2022
Changzhou Gaoxin	Equity investee of the Company
Sanhe Mingtai Machinery Manufacturing Co., Ltd. (“Sanhe Mingtai”)	Noncontrolling shareholder of a subsidiary since March 1, 2023
Beijing Jiwa Forest System Technology Co., Ltd. (“Beijing Jiwa”)	A company controlled by the founder of the Company since October 1, 2023
*	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2021, 2022 and 2023.
(1)

These companies are ultimately controlled by the same party. Tuspark Innovation was the controlling shareholder as of December 31, 2020. These companies ceased to be related parties as the Company repurchased shares from Tuspark Innovation on April 13, 2021.

(2)	This entity is controlled by Waburg Pincus, a significant minority shareholder of the Company.
(3)

SZ Century was controlled by an equity investee of a principal shareholder of the Company from December 1, 2021. SZ Century ceased to be a related party as the equity interests in SZ Century was disposed by the equity investee of the principal shareholder on October 31, 2022.

(4)

This company was disposed by the Company in September 2017, included in WiFire Entities, and determined by the Company as a related party before the Company disposed the remaining equity interests held in October 2023.

24.   RELATED PARTY TRANSACTIONS (CONTINUED)

b)Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Services provided to:
-SZ Century	1,445	14,089	—
-SH Edge Interchange	—	651	938
-Jingliang Inter Cloud	480	—	—
-BJ New Internet	170	—	—
-Others	144	2	—

Services provided by:
-CYSD	38,918	36,673	31,119
-Beijing Huaqing	1,254	—	—
-Sanhe Mingtai (1)	—	—	17,366
-Beijing Jiwa	—	—	1,891
-Others	1,223	513	333

Loan to:
-Shanghai Puping	75,611	—	80,263
- BJ New Internet	261	—	—
-SH Edge Interchange	—	500	1,000
-Sanhe Mingtai	—	—	33,785

Receipt of loan to:
-SH Shibei	—	—	9,800

Loan by:
-Changzhou Gaoxin (2)	—	—	350,000

Interest income from loan to:
-SH Shibei	1,321	—	(1,321)
-SH Edge Interchange	—	1	32

Interest expense by loan to:
-Changzhou Gaoxin	—	—	13,183

Lease payment paid to:
-Ziguang Finance Leasing	10,431	—	—
-Beijing Qidi Yefeng	2,154	—	—
-Sanhe Mingtai (1)	—	—	10,801

Cash consideration for shares repurchase
-Tuspark Innovation	1,701,804	—	—
(1)

The Company leased properties for data centers from Sanhe Mingtai. Lease cost and property management fee was RMB14,268 and RMB3,098 for the period from March 1, 2023 to December 31, 2023, respectively. As of December 31, 2023, ROU assets of RMB171,629 and lease liabilities of RMB173,628 were associated with such leases.

(2)

In May 2023, the Company obtained a loan in the amount of RMB350,000 from Changzhou Gaoxin at an interest rate of 6.0% per annum. The maturity date of the loan was March 2024, which was subsequently extended to July 2024 in March 2024.

24.   RELATED PARTY TRANSACTIONS (CONTINUED)

c)The Company had the following related party balances as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from related parties:
Current:
-Shanghai Puping	138,142	218,405
-SH Shibei	11,121	—
-BJ New Internet	441	441
-SH Edge Interchange	1,191	1,533
-Sanhe Mingtai	—	56,833
-Others	1,194	25
	152,089	277,237
Amounts due to related parties:
Current:
- CYSD	6,398	—
-Changzhou Gaoxin	—	356,067
-Others	530	13
	6,928	356,080